INCOME TAX	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INCOME TAX

20. INCOME TAX

For the years ended December 31, 2023, 2022 and 2021, income tax from continued operations was as follows:

	2023	2022	2021
Current income tax expense	$6,209,629	$1,044,399	$175,631
Deferred income tax (benefit) expense	(1,229,007)	1,192,108	8,581,072
Tax expense	$4,980,622	$2,236,507	$8,756,703

Reconciliations of income taxes from the Costa Rica national statutory rate of 30% to the consolidated effective income tax rate are as follows:

	2023	2022	2021

Net profit before taxes	$12,136,627	$13,677,740	$17,426,088
Income tax expense calculated at Costa Rica statutory tax rate of 30%	3,640,988	4,103,322	5,227,826
Foreign rate differential	1,442,871	61,500	551,388
Tax attributable to exchange gain/loss	(3,048,684)	(1,882,252)	2,056,492
Change in unrecognized deferred tax assets	(648,037)	(238,549)	1,039,818
Withholding tax	2,750,903	—	—
Alternative minimum tax	1,161,583	—	—
Other	(319,002)	192,486	(118,821)
Tax expense	$4,980,622	$2,236,507	$8,756,703

The Group distributed income from an entity in Costa Rica to the parent entity in Panama. While Panama does not tax foreign source earnings, the Costa Rica entity is subject to a 15% withholding tax payable to Costa Rica for earnings distributed out of the country. The Group accrued $2.8 million withholding tax in the current year.

The Group is subject to a newly enacted alternative minimum tax (“AMT”) of 15% in Colombia. The Colombia AMT is based on financial reporting income, subject to certain allowances and adjustments. The Group’s current tax liability in Colombia increased by $1.2 million in the current year due to the Colombia AMT.

Details of the Group’s deferred tax assets and liabilities are as follows:

	2023	2022
Deferred Tax Assets
Net operating loss and tax credit carryforwards	$2,428,097	$1,035,315
Allowance for uncollectible accounts	261,877	816,340
Other accruals	480,299	130,407
Fixed assets	133,781	191,031
Employee benefits	209,820	209,535
Office rent liability	65,656	47,845
Deferred debt interest	741,560	—
Other	7,691	26,929
Total deferred tax assets	$4,328,781	$2,457,402

	2023	2022

Deferred tax liabilities:
Investment properties unrealized gain	$(36,507,341)	$(36,806,923)
Prepaid and other assets	(141,469)	(96,537)
Deferred financing cost	(3,698,940)	(2,388,299)
Right-of-use asset	(86,510)	(142,246)
Total deferred tax liabilities	$(40,434,260)	$(39,434,005)

Net deferred tax liability	$(36,105,479)	$(36,976,603)

All movement in the deferred tax assets and deferred tax liabilities (“DTLs”) was reflected in continuing operations and no other component of income.

As of December 31, 2023, the Group had $4,328,781 and $40,434,260 in DTAs and DTLs, respectively. The DTAs included approximately $2,428,097 related to net operating loss carryforwards (NOLs) that can be used to offset taxable income in future periods and reduce the Group income taxes payable in those future periods. These recognized NOLs have carryforward periods ending prior to 2034.

The Group operates in Colombia, Costa Rica, and Peru using local country operating corporations, generally owned by holding companies in Panama. The Panama holding companies are not subject to tax on income sourced outside of Panama, and the Group has no deferred tax liability recognized for its investment in subsidiaries.

As of December 31, 2023, the Group considered it more likely than not that the benefit from certain entities’ NOL carryforwards will not be used to offset taxable profits and there are no other tax planning opportunities or other evidence of recoverability in the near future to realize these DTAs. In addition, it is possible that some or all of these NOL carryforwards could ultimately expire unused due to carryforward periods ending prior to 2035. In recognition of this risk, the Group has unrecognized deferred tax assets of $3,347,445 related to these NOL carryforwards.

The Group files income tax returns as required by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Group may be subject to examination by local tax authorities. As of December 31, 2023, in general, the Group’s local income tax years between 2018 and 2023 remain open and are subject to examination. The Group has no unrecognized tax benefits as of December 31, 2023.

In December 2021, the Organisation for Economic Co-operation and Development issued model rules for a new global minimum tax framework (“Pillar Two”), and various government around the world have passed, or are in the process of passing, legislation on this. Certain Pillar Two rules take effect in 2024 and 2025, depending on whether a particular jurisdiction has integrated the legislation into local law. LLP is continuing to monitor these impacts on its operating footprint and does not anticipate an increase in income tax expense associated with Pillar Two.